CASH AND BANK BALANCES INCLUDING RESTRICTED CASH.	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [Abstract]
CASH AND BANK BALANCES INCLUDING RESTRICTED CASH
6	CASH AND BANK BALANCES INCLUDING RESTRICTED CASH

	2021	2020
	US$’000	US$’000

Restricted cash, current portion	2,875	3,319
Cash on hand	518	566
Cash at bank	103,725	37,376
Cash and bank balances	107,118	41,261

Less: Restricted cash, current portion	(2,875)	(3,319)
Cash and cash equivalents in the statements of cash flows	104,243	37,942

Restricted cash
Classified as:
Current	2,875	3,319
Non-current	6,649	9,304
	9,524	12,623

The current portion of the restricted cash represents amounts placed in retention accounts can only be used to fund loan repayments or interest payments. The non-current portion of restricted cash represents debt reserves security deposit required due to the conditions of certain banking facilities and these deposits are not available to finance the Group’s day to day operations.